Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Statutory tax rate	26.00%	26.00%
Loss before taxes	$ 2,661,589	$ 2,088,400
Income tax recovery calculated at statutory rate	692,013	542,984
Non-deductible expenditures	(88,941)	(60,784)
Other	27,136	6,644
Unrecognized tax benefit	(630,208)	(488,844)
INCOME TAX	$ 0	$ 0